Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3      Critical accounting estimates and judgments

Critical accounting judgments

•	Complex financial instruments and provisions

The Company makes various judgments when determining the accounting for certain complex financial instruments and provisions. The Company has concluded that the contingent consideration in a business combination represents a financial liability measured at fair value through profit or loss. The revenue share obligation represented an executory contract and is accounted for as a best estimate provision.

Critical accounting estimates

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed as follows:

•	Revenue share obligation

The revenue share obligation provision was determined using certain assumptions described in note 10. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on conditions existing at the end of each reporting period.

•	Impairment of non-financial assets

The Company reviews amortized non-financial assets for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may be impaired. It also reviews goodwill annually for impairment. If the recoverable amount of the respective non-financial asset is less than its carrying amount, it is considered to be impaired. In the process of measuring the recoverable amount, management makes assumptions about future events and circumstances. The actual results may vary and may cause significant adjustments.

•	Accounting for acquisitions and contingent consideration

Areas of estimation include the determination and fair value measurement of the contingent consideration, which includes the Company developing its best estimate of projected revenue, the probability of the contingency being achieved and the discount rate. Management is also required to make estimates of the fair value of assets acquired and liabilities assumed.